Non-operating income	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Non-operating income	Non-operating (expense) income

		Year Ended December 31,
(in KUSD)	Note	2022	2021	2020

Convertible loans, derivatives, change in fair value income (expense)	24	25,650	34,893	(45,411)
Convertible loans, derivatives, transaction costs		—	(148)	(1,571)
Loss on extinguishment	24	(42,114)	—	—
Deerfield warrant obligation, change in fair value income	25	11,504	—	—
Senior secured term loan facility, warrants, transaction costs	23	(245)	—	—
Senior secured term loan facility, warrants, change in fair value income	23	2,962	—	—
Share of results with joint venture	18	(10,084)	(6,672)	24,368
Exchange differences (loss) gain		(110)	50	(576)
R&D tax credit		357	366	584
Non-operating (expense) income		(12,080)	28,489	(22,606)

Convertible loans, derivatives, change in fair value income
Changes in derivative fair values are explained in note 24, “Convertible loans”. Pursuant to the Facility Agreement with Deerfield, the Company drew down the first tranche of the convertible loans amounting to USD 65 million on May 19, 2020. Additionally, in connection with the FDA approval of ZYNLONTA, the Company drew down the second tranche of convertible loans amounting to USD 50 million on May 17, 2021.
Convertible loans, derivatives, transaction costs
The transaction costs associated with the embedded derivatives associated with the draw-down of the second tranche of the convertible loans on April 23, 2021 were charged directly to the consolidated statement of operations. Transaction costs incurred on the issuance of the first and second tranches were allocated pro rata to the embedded conversion option derivative and to the convertible loan. The costs allocated to the loans were deducted from the initial book value of the loans and recognized over the life of the loans as part of the effective interest costs. The costs allocated to the embedded derivative feature of the first and second tranches were recognized directly in the consolidated statement of operation.
Loss on debt extinguishment
As a result of the exchange agreement, the Company recognized a loss on extinguishment, which primarily consists of the difference between the aggregate principal amount and carrying value of the convertible loans, exit fee, as well as the unpaid interest payments through the maturity date. See note 24, “Convertible loans” for further information on this transaction.
Deerfield warrant obligation, change in fair value income
Pursuant to an exchange agreement with Deerfield entered into on August 15, 2022, the Company issued warrants to purchase an aggregate of 4,412,840 common shares. The Deerfield warrant obligation has been recorded at its initial fair value and is remeasured to fair value on a quarterly basis. Changes in fair value of the Deerfield warrant obligation are explained in note 25, "Deerfield warrants."
Senior secured term loan facility, warrants, transaction costs
The transaction costs associated with the warrants in connection with the August 15, 2022 Loan Agreement were charged directly to the consolidated statement of operations. See note 23, "Senior secured term loan facility and warrants" for further information on this transaction.
Senior secured term loan facility, warrants, change in fair value income
The Company has accounted for the First Tranche of the senior secured term loan and warrants as one hybrid financial instrument, with the USD 120 million proceeds separated into two components: a warrant obligation and a loan. The warrant obligation has been recorded at its initial fair value and is remeasured to fair value at the end of each reporting period. Changes in fair value of the warrant obligation are explained in note 23, "Senior secured term loan facility and warrants."
Share of results with joint venture
In connection with the formation of Overland ADCT BioPharma in December 2020, the Company recorded its proportionate share of Overland ADCT BioPharma’s net loss. See note 18, “Interest in joint venture.”
Exchange differences (loss) gain
Also included in non-operating (expense) income are favorable or unfavorable Exchange differences. The Company is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to British pounds, Euros and Swiss francs. Exchange differences represent gain or (loss) based on favorable or unfavorable changes in foreign currencies.
R&D tax credit
The Company recognizes as income amounts received and receivable by its subsidiary, ADCT UK, under the United Kingdom’s R&D Expenditure Credit scheme (“UK R&D Credit Scheme”). The grants represent 13% of eligible expenditure. The claims are payable through the tax system, as a refund of corporation tax or of other taxes, including income tax and social security payments deducted at source from qualifying (research) employees’ payroll and VAT. The relevant amounts have been therefore presented net in the balance sheet. As the credit is independent of ADCT UK’s taxable profit, is clearly designed to incentivize companies to invest in R&D activities and is itself taxable income, the Group has recognized the income as government grants within non-operating (expense) income and not as a credit to income tax expense.